Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Average number of people employed
Average number of employees	992	940	922
Number of temporary staff on match days	3,593	3,340	3,858
Football - men's and women's players
Average number of people employed
Average number of employees	115	104	81
Football - technical and coaching
Average number of people employed
Average number of employees	176	163	165
Commercial
Average number of people employed
Average number of employees	129	114	121
Media
Average number of people employed
Average number of employees	88	85	87
Administration and other
Average number of people employed
Average number of employees	484	474	468